COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments

Total future minimum lease payments over the term of the lease as of September 30, 2021 (unaudited), are as follows (in thousands):

Lease Payments
Remaining three months of 2021	$275
2022	875
2023	901
2024	928
Total	$2,979

Total future minimum lease payments over the term of the lease as of December 31, 2020, are as follows (in thousands):

Years Ended December 31,	Lease Payments
2021	$1,205
2022	875
2023	901
2024	928
Total	$3,909